Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 38,722,318	$ 36,389,795
Acquisition costs		617,767
Claims maintenance	10,605	21,314
Engineering	183,165	337,039
Permitting	1,317,578	766,263
Salary and wages	347,887	540,744
Share-based payments	68,994	49,396
Exploration and evaluation assets, end of period	$ 40,650,547	$ 38,722,318